Discontinued Operations - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended							12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Inventory assets	$ 153				$ 125			$ 153	$ 125
Other current assets	150				190			150	190
Other current liabilities	272				273			272	273
Loss from discontinued operations, net of income taxes	(1)	(8)	(9)	(8)	11	(2)	(8)	(26)	1	87
Conectiv Energy [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Loss from discontinued operations, net of income taxes								0	3	107
Other comprehensive income from discontinued operations								0	0	103
Discontinued Operations [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net accounts receivable	33				94			33	94
Inventory assets	3				7			3	7
Gross derivative assets	1				24			1	24
Other current assets	1				2			1	2
Accrued liabilities	20				61			20	61
Gross derivative liabilities	21				107			21	107
Other current liabilities	1				2			1	2
Derivative losses included in AOCL								11
Discontinued Operations [Member] | Quoted Prices in Active Markets for Identical Instruments (Level 1) [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gross derivative liabilities	11				50			11	50
Derivative assets within fair value hierarchy					22				22
Discontinued Operations [Member] | Significant Other Observable Inputs (Level 2) [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gross derivative liabilities	10				55			10	55
Derivative assets within fair value hierarchy					2				2
Discontinued Operations [Member] | Significant Unobservable Inputs (Level 3) [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gross derivative liabilities					$ 2				$ 2